Operating leases (Details) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating lease by lessee [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Leases	₨ 0	₨ 0	₨ 1,291
Less than one year
Disclosure of operating lease by lessee [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Leases	0	0	405
Between one and five years
Disclosure of operating lease by lessee [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Leases	0	0	797
More than five years
Disclosure of operating lease by lessee [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Leases	₨ 0	₨ 0	₨ 89